Share-Based Payments (Tables)	12 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangements [Abstract]
Number and weighted average exercise price of share options
The number and the weighted-average exercise prices of the share options under the above arrangements were as follows:

	CSOP	JSOP	LTIP	EIP	SAYE	SS
Options outstanding at 1 July 2023	5,845	6,965	29,012	904,825	345,845	1,465,971
Options granted during the year	—	—	—	1,782,074	—	1,666,502
Options exercised during the year	(5,845)	—	(3,325)	(397,562)	(165,700)	(84)
Options forfeited during the year	—	—	—	(697,665)	(14,859)	(434,725)
Options expired during the year	—	—	—	—	(162,557)	—
Options outstanding at 30 June 2024	—	6,965	25,687	1,591,672	2,729	2,697,664

Options outstanding at 1 July 2022	5,845	34,075	96,324	1,158,575	598,614	445,491
Options granted during the year	—	—	—	536,814	—	1,212,215
Options exercised during the year	—	(27,110)	(64,312)	(522,661)	(217,684)	—
Options forfeited during the year	—	—	(3,000)	(267,903)	(35,085)	(191,735)
Options outstanding at 30 June 2023	5,845	6,965	29,012	904,825	345,845	1,465,971

Options outstanding at 1 July 2021	5,845	34,075	203,326	1,406,877	1,119,953	—
Options granted during the year	—	—	—	300,940	—	504,443
Options exercised during the year	—	—	(107,002)	(467,888)	(470,757)	—
Options forfeited during the year	—	—	—	(81,354)	(50,582)	(58,952)
Options outstanding at 30 June 2022	5,845	34,075	96,324	1,158,575	598,614	445,491

Weighted average exercise price 30 June 2024 - £	—	—	—	—	39.70	49.87
Weighted average exercise price 30 June 2023 - £	0.90	—	—	—	39.78	64.55
Weighted average exercise price 30 June 2022 - £	0.90	—	—	—	35.70	102.41
Weighted average share price at exercise date 2024 - £	24.63	—	21.48	39.72	55.94	56.18
Weighted average share price at exercise date 2023 - £	—	61.90	57.41	57.55	58.25	—
Weighted average share price at exercise date 2022 - £	—	—	117.25	130.10	111.89	—
Weighted average contractual life 2024 - years	0	12	1	2	0	5
Weighted average contractual life 2023 - years	1	13	2	2	1	6
Weighted average contractual life 2022 - years	2	14	3	2	1	6

Valuation inputs for options granted
Options granted in the period have been valued using a Black Scholes option pricing model using the following inputs:

	2024	2023	2022
Exercise price	£0.00 - £39.02	£0.00 - £55.05	£0.00 - £102.41
Risk free rate	4.49%	4.2%	0.6% - 1.0%
Expected volatility	50.1%	50.4%	30.0% - 45.2%
Expected dividends	—	—	—
Fair value of option	£20.77 - £56.41	£33.45 - £72.71	£64.63 - £115.36
A small portion of the options granted in the reporting period would vest upon fulfillment of market-based performance conditions. Their fair value has been determined using a Monte Carlo option pricing model. Expected volatility is based on the historical volatility of the Company’s share price.